Property and Equipment, Net (FY) (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment, Net
Property and equipment consisted of the following (in thousands):

	December 31,
	2024	2023
Property and equipment:
Leasehold improvements	$1,219	$1,219
Electronic equipment and software	408	454
Furniture and fixtures	411	411
Lab equipment	—	2,988
Total property and equipment	2,038	5,072
Less: accumulated depreciation	(1,445)	(2,737)
Property and equipment, net	$593	$2,335